Segment Information (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	$ 571,529	$ 512,679
United States
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	397,464	358,648
United Kingdom
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	124,666	113,929
Netherlands
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	13,768	10,101
Ireland
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	5,486	4,782
Canada
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	11,752	12,503
Other foreign countries
Long-lived assets - Property, plant and equipment
Consolidated long-lived assets	$ 18,393	$ 12,716